Expense Example, No Redemption - PRIMECAP Odyssey Discovery ETF - PRIMECAP Odyssey Discovery ETF Class	Jun. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 69
Expense Example, No Redemption, 3 Years	$ 218